GROUP STRUCTURE (Details 7) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Number	Dec. 31, 2023 USD ($) Number	Dec. 31, 2022 USD ($) Number
Group Structure
At the beginning of the year	$ 32	$ 37	$ 42
Increases	6	2	2
Transferred to development			(7)
Derecognition of unproductive wells	(20)	(7)
At the end of the year	$ 18	$ 32	$ 37
Number of wells at the end of the year | Number	4	4	7